Investment in equity securities/ Equity Investments	6 Months Ended
Jun. 30, 2026
Equity Securities [Member]
Debt and Equity Securities [Abstract]
Investment in equity securities / Equity Investments
12.	Investment in equity securities/Equity Investments:

(a)   Investment in equity securities with readily determinable fair values

A summary of the movement in listed equity securities for the six months ended June 30, 2026 is presented in the table below:

Equity securities
Balance December 31, 2025	$27,759,775
Proceeds from sale of equity securities	(34,506,485)
Realized gain on sale of equity securities	9,059,011
Unrealized loss on equity securities revalued at fair value at end of the period	(1,141,892)
Balance June 30, 2026	$1,170,409

In the six-month periods ended June 30, 2025, and 2026, the Company received dividends of $1,127,481, and $842,022, respectively, from its investments in listed equity securities.

(b)   Equity investments without readily determinable fair values

A summary of the movement in equity investments without readily determinable fair values for the six months ended June 30, 2026 is presented in the table below:

Equity securities
Balance December 31, 2025	$9,932,222
Equity investments transferred	(735,187)
Equity investments purchased	394,419
Proceeds from sale of equity securities	(156,345)
Distributions	(1,772,777)
Impairment loss	(69,829)
Unrealized foreign exchange gain/loss	(261,060)
Balance June 30, 2026	$7,331,443

The Company transferred its investment in MPC Münchmeyer Petersen IT Services GmbH, Hamburg to equity method investments, in the amount of $715,278 as the Company increased its equity investment in the investee to 50%.

Distributions were received following the dissolution of MPC European Clean Energy S.A. in the amount of $1,287,110 and an equity re-balancing measure of MPC OSE Offshore K/S, Esbjerg / Denmark in the amount of $485,667.

In the six-month periods ended June 30, 2025, and 2026, the Company received dividends of $1,069,235, and $118,546, respectively, from its equity investments without readily determinable fair values.